Going Concern (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Going Concern [Abstract]
Cash and cash equivalents	$ 11,100,000
Net loss	(1,300,978)	$ (552,830)
Net cash used in investing activities	$ (166,422,152)	$ (56,380,178)